Taxes - Income (loss) before provision for income taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	$ (2,819,073)	$ (7,058,158)
CAYMAN ISLANDS
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(2,788,535)	(1,267,416)
UNITED STATES
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	$ (30,538)	(5,391,624)
CANADA
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes		(349,960)
SINGAPORE
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes		$ (49,158)